Employee Benefits - Principal Actuarial Assumptions (Detail)	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.72%	2.24%
Expected future increase in salaries	2.00%	2.54%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	13.00%	10.03%
Expected future increase in salaries	11.00%	10.00%